Cover	Oct. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2023
Entity File Number	000-55747
Entity Registrant Name	UPAY, INC.
Entity Central Index Key	0001677897
Entity Tax Identification Number	37-1793622
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3010 LBJ Highway
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75234
City Area Code	972
Local Phone Number	888-6052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false